PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
PRINCIPAL ACCOUNTING POLICIES
Schedule of cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows

Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows are presented separately on our consolidated balance sheet as follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Cash and cash equivalents	8,321,415	10,243,500
Restricted cash	602,044	1,027,454
Cash and cash equivalents included in held-for-sale assets (note 2 (n))	173,787	—
Total	9,097,246	11,270,954

Schedule of property plant and equipment useful life
Buildings	20 years
Machinery and equipment	5~10 years
Furniture, fixture and office equipment	3~5 years
Motor vehicles	4~5 years

Schedule of accrued warranty cost

The following table summarizes the movement of accrued warranty cost (RMB in thousands):

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
At beginning of year	751,440	892,131	1,007,805
Additions	363,159	390,238	773,498
Utilization	(98,526)	(170,776)	(212,130)
Accrue (reversal) to selling and marketing expense	(123,942)	(103,788)	74,802
At end of year	892,131	1,007,805	1,643,975